Revenue -Disaggregation of Revenue (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue
Disaggregation of revenue	¥ 773,936	¥ 452,114	¥ 2,262,983	¥ 2,147,577	¥ 1,566,552
Upfront franchise fees
Disaggregation of revenue
Disaggregation of revenue	10,693	8,036	38,066	32,356	29,841
Continuing franchise fees
Disaggregation of revenue
Disaggregation of revenue	278,429	151,726	757,158	554,227	351,933
Sales of hotel supplies and other products
Disaggregation of revenue
Disaggregation of revenue	140,679	102,267	516,865	514,557	421,217
Other transactions with the franchisees
Disaggregation of revenue
Disaggregation of revenue	16,997	11,776	48,754	119,161	123,316
Manachised hotels revenues
Disaggregation of revenue
Disaggregation of revenue	446,798	273,805	1,360,843	1,220,301	926,307
Room revenues
Disaggregation of revenue
Disaggregation of revenue	173,754	100,788	505,557	579,946	457,173
Food and beverage revenues
Disaggregation of revenue
Disaggregation of revenue	12,263	9,580	43,313	43,641	36,244
Others
Disaggregation of revenue
Disaggregation of revenue	1,293	1,213	4,059	6,651	3,053
Leased hotels revenues
Disaggregation of revenue
Disaggregation of revenue	187,310	111,581	552,929	630,238	496,470
Retail revenues
Disaggregation of revenue
Disaggregation of revenue	112,933	41,175	253,607	191,596	70,877
Others
Disaggregation of revenue
Disaggregation of revenue	¥ 26,895	¥ 25,553	¥ 95,604	¥ 105,442	¥ 72,898